Share-based Payments	6 Months Ended
Jun. 30, 2023
Share-based Payments
Share-based Payments

15.Share-based Payments

Overview

Lilium offers several share-based plans as summarized in the table below.

The table below summarizes the expense/(income) recorded for share-based payments in the six month periods ended June 30, 2023 and 2022:

In € thousand	June 30, 2023	June 30, 2022
Equity-settled
General population and executives – standard ESOP	3,684	5,225
General population – Restricted Stock Units (“RSU”)	2,312	1,728
Executives – ESOP modified	504	1,705
Executives – RSU	1,845	1,676
Executives – Performance-based stock options	1,058	(919)
Executives – Time-based stock options	553	3,463
Share-based payment – Vendor	4,561	—
Cash-settled
Joint stock ownership Plan (JSOP) incl. bonus	—	(3,411)
Executives – Success fees	—	2,141
Total expense	14,517	11,608

General population and Executives - standard Employee Stock Option Program (“ESOP”)

The expense recognized for participant services received during the six month periods ended June 30, 2023 and 2022 is shown in the following table:

In € thousand	June 30, 2023	June 30, 2022
Expense arising from equity-settled share-based payments	3,684	5,225

There were no options granted during the current period (June 30, 2022: Fair value of options granted during the period was €17,483 thousand). The exact weighted average exercise prices (“WAEP”) for all options is €1 for 2,857 shares, which is 0.00035 and rounded to nil. The Group waived the employees’ liability for the share capital.

Movements during the period

The following table illustrates the number and WAEP of, and movements in, such Lilium N.V. share options during the six month periods ended June 30, 2023 and 2022:

Equity-settled options:

	2023		2022
	Number	2023	Number	2022
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	8,049,568	€0.00	19,573,307	€0.00
Granted during the period	—	€0.00	5,714	€0.00
Forfeited during the period	(445,963)	€0.00	(442,835)	€0.00
Exercised during the period	(1,278,108)	€0.00	(8,253,725)	€0.00
Transferred to cash-settled	—	€0.00	(22,856)	€0.00
Outstanding at June 30	6,325,497	€0.00	10,859,605	€0.00

Cash-settled options:	2023	2023	2022	2022
(in units)	Number of options	WAEP	Number of options	WAEP
Outstanding at January 1 and June 30	5,714	€0.00	22,856	€0.00

The weighted average remaining contractual life is 10.2 years for equity-settled options and 10.0 years for cash-settled options.

Total options that vested during the period were 355,912 options (June 30, 2022: 1,545,389 options). The weighted average share price for exercised options has been €1.09 (June 30, 2022: €3.77).

As of June 30, 2023, 6,026,558 options (December 31, 2022: 7,043,620 options) are vested and are exercisable at the request of the employee with a WAEP of €0.00 (December 31, 2022: €0.00).

General population - Restricted Stock Units

The expense recognized for participant services received during the six month periods ended June 30, 2023 and 2022 is shown in the following table:

In € thousand	June 30, 2023	June 30, 2022
Expense arising from equity settled RSU	2,312	1,728

Movements during the periods

The following table illustrates the number and WAEP of, and movements in, such RSUs during the six month periods ended June 30, 2023 and 2022:

	2023		2022
	Number	2023	Number	2022
(in units)	of RSUs	WAEP	of RSUs	WAEP
Outstanding at January 1	4,275,098	€0.12	162,800	€0.12
Assigned during the period	1,790,364	€0.12	2,782,614	€0.12
Exercised during the period	(1,017,273)	€0.12	—	—
Forfeited during the period	(272,914)	€0.12	(9,837)	—
Outstanding at June 30	4,775,275	€0.12	2,935,577	€0.12

1,790 thousand (June 30, 2022: 2,782 thousand) RSUs were granted during the period. As RSUs are exercised on vesting, none of the RSUs were exercisable as of June 30, 2023 and 2022. The weighted average remaining contractual life of RSUs outstanding at the six month period ended June 30, 2023 is 1.4 years (June 30, 2022: 0.4 years).

Measurement of fair values

The RSU are equity settled and have an exercise price of €0.12 per share, the nominal value of the underlying Class A Shares. The exercise price is significantly lower than the share price at grant date. Accordingly, the intrinsic value of the RSU has been used, i.e. the share price at grant date less the exercise price. During the period ended June 30, 2023, the weighted average fair value of RSUs granted or reasonably expected to be granted is €0.92 (June 30, 2022: €2.32).

Executives - Employee Stock Option Program (“ESOP”) special vesting

Some executives have received ESOP grants comparable with the general ESOP program, but with individual conditions in respect to the vesting scheme and with different exercise prices.

The expense recognized for participant services received during the six month periods ended June 30, 2023 and 2022 is shown in the following table:

In € thousand	June 30, 2023	June 30, 2022
Expense arising from equity-settled share-based payments	504	1,705

Movements during the periods

The following table illustrates the number and WAEP of, and movements in, such stock options during the six month periods ended June 30, 2023 and 2022:

	2023		2022
	Number	2023	Number	2022
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	728,020	€6.94	1,888,477	€7.90
Granted during the period	—	—	—	—
Forfeited during the period	(302,327)	€8.47	(86,796)	€8.90
Outstanding at June 30	425,693	€5.85	1,801,681	€7.85

Total options in Lilium N.V. shares vested during the period ended June 30, 2023 was 79,795 options (June 30, 2022: 159,995 options). As of June 30, 2023, 308,917 (June 30, 2022: none) of the options granted under the ESOP plan are exercisable, with a WAEP of €0.00. The weighted average remaining contractual life is 10.9 years (June 30, 2022: 11.9 years).

Measurement of fair values

No options have been granted in the first six months of 2023 (June 30, 2022: Nil) under this plan, hence no valuation was necessary.

Executives - Restricted Stock Units

The expense recognized for participant services received during the six month periods ended June 30, 2023 and 2022 is shown in the following table:

In € thousand	June 30, 2023	June 30, 2022
Expense arising from equity settled RSU	1,845	1,676

Movements during the periods

The following table illustrates the number and WAEP of, and movements in, such RSUs during the six month periods ended June 30, 2023 and 2022:

	2023		2022
	Number	2023	Number	2022
(in units)	of RSUs	WAEP	of RSUs	WAEP
Outstanding at January 1	2,324,725	€0.12	1,050,913	€0.12
Assigned during the period	604,572	€0.12	370,434	€0.12
Forfeited during the period	(54,986)	€0.12	(163,200)	€0.12
Exercised during the period	(261,520)	€0.12	(49,548)	€0.12
Outstanding at June 30	2,612,791	€0.12	1,208,599	€0.12

In the table above, assigned rights include granted rights as well as rights explicitly expected to be granted in the future. The weighted average remaining contractual life of such RSUs outstanding at June 30, 2023 is 0.9 years (June 30, 2022: 1.7 years).

Measurement of fair values

Similar to the RSUs for the general population, the exercise price is significantly below the share price at grant. While a Black-Scholes model was used to determine the RSUs fair market value, the outcome of the valuation basically reflects the intrinsic value of the RSU. Accordingly, input assumptions other than the share price are not material.

For fair value calculations the share price was taken as the closing price at grant date of a Class A Share. The weighted average fair value of RSUs during the period was €0.99 (June 30, 2022: €2.95).

Executives – Performance-based stock options

The expense / (income) recognized for participant services received during the six month periods ended June 30, 2023 and 2022 is shown in the following table:

In € thousand	June 30, 2023	June 30, 2022
Expense/(income) arising from performance-based stock options	1,058	(919)

Movements during the periods

The following table illustrates the number and WAEP of, and movements in, such performance-based stock options during the six month periods ended June 30, 2023 and 2022:

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	3,596,721	€7.94	7,036,501	€8.15
Assigned during the period	—	—	1,272,059	€9.42
Forfeited during the period	—	—	(4,711,839)	€8.66
Outstanding at June 30	3,596,721	€7.94	3,596,721	€7.93

As of June 30, 2023, no performance-based stock options were exercisable (June 30, 2022: Nil). The weighted average remaining contractual life is 9.0 years (June 30, 2022: 9.5 years).

Measurement of fair values

No performance-based stocks options were granted for the period ended June 30, 2023 and therefore no valuation was necessary. The following table lists the inputs to the Black-Scholes model used for the fair market value calculation for performance-based stock options for the period ended June 30, 2022:

June 30, 2022
Risk free rate range	0.60% - 0.81%
Expected dividend yield	—
Expected exercise term	3.3 years
Expected volatility	109.9% - 111.4%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. For fair value calculation the share price was taken as the closing price at grant date of a Class A Share. There were no new grants for the period ended June 30, 2023 (June 30, 2022: 1,006 thousand performance-based stock options were granted with the weighted average fair value of €1.12 and exercise prices within the range of €9.39 to €9.55).

Executives – Time-based stock options

The expense recognized for participant services received during the six month periods ended June 30, 2023 and 2022 is shown in the following table:

In € thousand	June 30, 2023	June 30, 2022
Expense arising from time-based stock options	553	3,463

Movements during the periods

The following table illustrates the number and WAEP of, and movements in, time-based stock options during the six month periods ended June 30, 2023 and 2022:

	2023		2022
	Number of	2023	Number of	2022
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	3,107,488	€4.07	2,951,000	€7.25
Granted during the period	—	—	768,817	€3.62
Forfeited during the period	—	—	—	—
Outstanding at June 30	3,107,488	€4.07	3,719,817	€6.50

As of June 30, 2023, in total 1,709 thousand (June 30, 2023: 568 thousand) time-based stock options were exercisable. The weighted average remaining contractual life is 9.0 years (June 30, 2023: 9.9 years).

Measurement of fair values

No time-based stocks options were granted for the period ended June 30, 2023 and therefore no valuation was necessary. The following table lists the inputs to the Black-Scholes model used for the fair market value calculation for time-based stock options granted for period ended June 30, 2022:

June 30, 2022
Risk free rate	(0.69%) – 0.21%
Expected dividend yield	0
Expected exercise term	9.9 years
Expected volatility	121.9% - 124.1%

The expected volatility was based on an evaluation of the historical volatilities of comparable listed peer group companies. It reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome. Other common inputs to option pricing models such as discount rate, dividends expected and expected term. For fair value calculation the share price was taken as the closing price at grant date of a Class A Share. The weighted average fair value of time-based stock options granted during the period was €0.00 (June 30. 2023: €1.57). The weighted average exercise price of the option is €0.00 (June 30, 2023: €3.62).

Executives - Joint Stock Ownership Plan (JSOP) and bonus

Expenses/(income) during the six month periods ended June 30, 2023 and 2022 from the JSOP and the bonus are shown in the following table:

In € thousand	June 30, 2023	June 30, 2022
Income for JSOP	—	(2,718)
Income for bonus	—	(693)
Total income	—	(3,411)

In December 2022, the recipient exercised the option to settle the JSOP and the bonus. An amount of €1,003 thousand for the bonus was fully settled during the current period. At the point of settlement of the bonus, the JSOP liability was nil. As of June 30, 2023, the liability is nil and no further awards have been made under JSOP.

Share-based payment – Vendor

During the period ended June 30, 2023, the Group amended its contract with a third-party vendor to settle the first part of the 2023 annual subscription in relation to cloud services provided by the vendor at the Group’s discretion either via the issuance of 4,672,897 Class A Shares or cash of US$5,000 thousand (June 30, 2022: not applicable). The Group opted to settle the invoiced amount of €4,674 thousand (US$5,000 thousand) via issuance of shares pursuant to a share issuance agreement. Further, the Group has the option to settle the remaining part of this annual subscription of US$5,000 thousand in either cash or shares in second half of 2023. The amounts are accounted for as an equity-settled share-based payment and €3,304 thousand (June 30, 2022: nil) have been recognized in other capital reserves. During the period €4,561 thousand (June 30, 2022: nil) has been recognized as a share-based payment expense for the services rendered by the vendor.

In November 2022, the Group entered into a Share Issuance Agreement with the same vendor, with the option at the Group’s discretion to pay for the IT services to be rendered by the vendor either via the issuance of 3,101,523 units of Class A shares of Lilium N.V. or cash of US$4,500 thousand. The Group has opted to settle the invoiced amount via issuance of shares and have recognized an expense in 2022 amounting to €4,558 thousand. During the current period the Group issued 3,101,523 Class A Shares to settle amounts due under the Share Issuance Agreement and an amount of €372 thousand was transferred from other capital reserves to subscribed capital.

Share-based payment – Executive bonuses

During the period ended June 30, 2023, certain employees of the Group were issued Lilium N.V. Class A Shares in lieu of cash bonuses pursuant to a resolution by the Compensation Committee approving such arrangement in March 2023. These bonuses amounting to €225 thousand accrued in December 31, 2022, have been transferred to other capital reserve and subscribed capital.

Advisors – Strategic collaboration agreement

During the period ended June 30, 2023, the Group entered into an agreement that extended the term of the strategic collaboration agreement term sheet signed on July 31, 2021 with Azul S.A. and Azul Linhas Aéreas Brasileiras S.A. (collectively, “Azul”) that allows for up to 6,200,000 warrants to be issued to Azul, subject to execution of certain definitive agreements. In addition to the extension of the term of the term sheet, the new arrangement provides for additional exclusivity rights and a limited right of first refusal for Azul with respect to the potential commercialization of Lilium products and services in Brazil during the extended term of the term sheet. The remaining terms of the extended term sheet are not legally binding.

In connection with the initial execution of the agreement with Azul, Lilium N.V. issued to Azul warrants to purchase up to 1,800,000 Class A Shares (“Azul Warrants”). The Azul Warrants have not been exercised by Azul as of June 30, 2023 and December 31, 2022.